                                December 13, 1995

Schwab Capital Trust
c/o Charles Schwab
Investment Management, Inc.
101 Montgomery Street, Suite 101MKT-8
San Francisco, CA   94104

Ladies and Gentlemen:

       You have informed us that you intend to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of units of beneficial interest, $.00001 par value, in the amount of $139,864,539 belonging to the following series of Schwab Capital Trust: the Schwab International Index Fund, the
Schwab Small-Cap Index Fund, the Schwab Asset Director--High Growth Fund, the Schwab Asset Director--Balanced Growth Fund, and the Schwab Asset Director-- Conservative Growth Fund (the "Shares"), sold in reliance upon the Rule during your fiscal year ended October 31, 1995.

       We have examined your Declaration of Trust on file in the office of the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston. We are familiar with the action taken by your Trustees to authorize the issue and sale from time to time of your authorized and unissued Shares at not less than the public offering price, and have assumed that the Shares have been issued and sold in accordance with such actions, and that appropriate action has been taken to qualify or register the sale of the Shares under any applicable state laws regulating offerings and sales of securities. We have also examined a copy of your By-laws and such other documents as we have deemed necessary for the purposes of this opinion. You are from time to time referred to herein as the "Trust."

       Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable.

       The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of the property of the Trust for all loss
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Schwab Capital Trust                  -2-                      December 13, 1995


and expense of any shareholder of the Trust held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of being a shareholder is limited to circumstances in which the Trust itself would be unable to meet its obligations.

       We consent to this opinion accompanying the Notice when filed with the Commission.

                                                 Very truly yours,

                                                 /s/ Ropes & Gray

                                                 Ropes & Gray
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

1.       Name and address of issuer:
         Schwab Capital Trust
         101 Montgomery Street
         San Francisco, CA  94104

2.       Name of each series or class of funds for which this notice is filed:
         Schwab Small-Cap Index Fund
         Schwab International Index Fund
         Schwab Asset Director--High Growth Fund
         Schwab Asset Director--Balanced Growth Fund
         Schwab Asset Director--Conservative Growth Fund

3.       Investment Company Act File Number: 811-6200
         Securities Act File Number: 33-62470

4.       Last day of fiscal year for which this notice is filed: 10/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
         issuer's 24f-2 declaration:    N/A

6.       Date of termination of issuer's declaration under rule 24f-2(a)(1), if
         applicable (see Instruction A.6):   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8.       Number and amount of securities registered during the fiscal year other
         than pursuant to rule 24f-2:   None

9. Number and aggregate sale price of securities sold during the fiscal year:

         Number of securities sold =       12,687,833
         Aggregate sales price=          $138,128,288

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Number of securities sold =       12,687,833
         Aggregate sales price=          $138,128,288
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11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         Number of securities reinvested =          171,756
         Aggregate sales price of reinvestment=  $1,736,251

12.      Calculation of registration fee:

         (i)   Aggregate sale price of securities sold during the fiscal year
         in reliance on rule 24f-2 (from Item 10):                                 $ 138,128,288

         (ii)  Aggregate price of shares issued in connection with dividend
         reinvestment plans (from Item 11, if applicable):                             1,736,251

         (iii) Aggregate price of shares redeemed or repurchased during
         the fiscal year (if applicable):                                            (65,622,978)

         (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
         applicable):                                                                          0

         (v)   Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less
         line (iii) plus line (iv)] (if applicable:)                                  74,241,561

         (vi)  Multiplier prescribed by Section 6(b) of the Securities Act
         of 1933 or other applicable law or regulation (see Instruction C.6):       x     1/2900
                                                                                    ------------
         (vii)  Fees due [line (I) or line (v) multiplied by line (vii)]:           $  25,600.54
                                                                                    ------------

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             /X/

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: December 13, 1995


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)* /s/ William J. Klipp
                           --------------------
                           William J. Klipp
                           Senior Vice President and Chief Operating Officer

Date                       December 13, 1995

               * Print name and title of the signing officer below the signature